CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Parent	Common Stock	Additional Paid-in Capital	Retained Earnings	AOCI Attributable to Parent	Noncontrolling Interest
Cumulative impact of implementing accounting change					$ (441)	$ (9)
Beginning of year at Dec. 31, 2013			$ 2	$ 5,908	5,260	(603)	$ 2,934
Beginning of year after accounting change at Dec. 31, 2013					4,819	(612)
Deferred tax on dividend of AB Units				0
Non cash capital contribution from AXA Financial				0
Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified Pension Plan to AXA Financial				0		0
Repurchase of AB Holding units							(62)
Net income (loss)	$ 3,187				2,805		382
Shareholder dividends					(381)		(401)
Dividend of AB Units by AXA Equitable to AXA Financial							0
Other comprehensive income (loss)	868					897	(29)
Other				49			143
End of year at Dec. 31, 2014	16,454	$ 13,487	2	5,957	7,243	285	2,967
Cumulative impact of implementing accounting change					0	0
Beginning of year after accounting change at Dec. 31, 2014					7,243	285
Deferred tax on dividend of AB Units				(35)
Non cash capital contribution from AXA Financial				137
Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified Pension Plan to AXA Financial				(772)		772
Repurchase of AB Holding units							(154)
Net income (loss)	1,065				667		398
Shareholder dividends					(912)		(414)
Dividend of AB Units by AXA Equitable to AXA Financial							145
Other comprehensive income (loss)	(857)					(842)	(15)
Other				34			132
End of year at Dec. 31, 2015	15,595	12,536	$ 2	5,321	6,998	215	3,059
Cumulative impact of implementing accounting change					0	0
Beginning of year after accounting change at Dec. 31, 2015					6,998	215
Deferred tax on dividend of AB Units				0
Non cash capital contribution from AXA Financial				0
Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified Pension Plan to AXA Financial				0		0
Repurchase of AB Holding units							(168)
Net income (loss)	553				57		491
Shareholder dividends					(1,050)		(384)
Dividend of AB Units by AXA Equitable to AXA Financial							0
Other comprehensive income (loss)	(229)					(212)	(17)
Other				18			115
End of year at Dec. 31, 2016	$ 14,445	$ 11,349		$ 5,339	$ 6,005	$ 3	$ 3,096